EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of equity
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Preferred equity	(a)	$4,090	$4,103
Non-controlling interests	(b)	118,308	119,406
Common equity	(c)	43,796	41,874
		$166,194	$165,383
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024
Perpetual preferred shares
Floating rate	3.41%	4.52%	$463	$463
Fixed rate	4.81%	4.82%	739	739
	4.27%	4.70%	1,202	1,202
Fixed rate-reset preferred shares	5.41%	5.04%	2,888	2,901
	5.02%	4.94%	$4,090	$4,103
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2025	2024	2025	2024
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,220,175	10,220,175	$169	$169
Series 4	70% P	3,983,910	3,983,910	45	45
Series 13	70% P	8,792,596	8,792,596	195	195
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,681,088	7,681,088	178	178
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
Series 51	Variable up to P	3,320,486	3,320,486	54	54
				1,202	1,202
Rate-reset preferred shares[1]
Series 24	3.24%	10,808,027	10,808,027	265	265
Series 26	3.85%	9,770,928	9,770,928	240	240
Series 28	4.61%	9,233,927	9,233,927	232	232
Series 30	6.09%	9,787,090	9,787,090	241	241
Series 32[2]	6.74%	11,750,299	11,750,299	297	297
Series 34[3]	6.15%	9,876,735	9,876,735	253	253
Series 38[4]	5.19%	7,906,132	7,906,132	179	179
Series 40[5]	5.83%	11,841,025	11,841,025	271	271
Series 42[6]	5.66%	11,887,500	11,887,500	266	266
Series 44	5.00%	—	9,831,929	—	187
Series 46	5.39%	11,740,797	11,740,797	217	217
Series 48	6.23%	11,885,972	11,885,972	244	244
Series 52	2.75%	1,177,580	1,177,580	9	9
Series 54	5.65%	10,000,000	—	174	—
				2,888	2,901
Total				$4,090	$4,103
1.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively, and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
2.Dividend rate reset commenced October 1, 2023.
3.Dividend rate reset commenced April 1, 2024.
4.Dividend rate reset commenced April 1, 2025
5.Dividend rate reset commenced October 1, 2024.
6.Dividend rate reset commenced July 1, 2025.
P – Prime Rate
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2025	2024
Common equity[1]	$113,480	$114,389
Preferred equity[2]	4,828	5,017
Total	$118,308	$119,406
1.
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2025	2024
Common share capital	$10,839	$10,806
Contributed surplus	148	114
Retained earnings	16,665	17,066
Ownership changes	5,470	5,045
Accumulated other comprehensive income	10,674	8,843
Common equity	$43,796	$41,874
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2025[3]	2024[3]
Class A shares[1]	2,244,618,516	2,259,740,012
Class B shares	85,120	85,120
Shares outstanding[1]	2,244,703,636	2,259,825,132
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	138,541,660	143,708,096
Total diluted shares	2,383,245,296	2,403,533,228
1.Net of 183,590,069 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2025 (December 31, 2024 – 157,179,232).
2.Includes management share option plan and escrowed stock plan.
3.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2025[4]	2024[4]
Outstanding, beginning of year[1]	2,259,825,132	2,285,186,188
Issued (Repurchased)
Issuances	2,646,634	5,027,036
Repurchases	(25,321,660)	(40,015,467)
Long-term share ownership plans[2]	7,385,246	9,557,620
Dividend reinvestment plan and other	168,284	69,755
Outstanding, end of year[3]	2,244,703,636	2,259,825,132
1.Net of 157,179,232 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 122,774,707).
2.Includes management share option plan and restricted stock plan.
3.Net of 183,590,069 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2025 (December 31, 2024 – 157,179,232).
4.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The expense arising from share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Expense arising from equity-settled share-based payment transactions	$120	$103
Expense arising from cash-settled share-based payment transactions	197	410
Total expense arising from share-based payment transactions	317	513
Effect of hedging program	(194)	(407)
Total expense included in consolidated income	$123	$106
The changes in the number of options during 2025 and 2024 were as follows:

	NYSE
	Number of Options (000’s)[1,2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2025	45,736	US$	19.09
Granted	1,350		40.19
Exercised	(10,506)		14.29
Cancelled	(123)		29.17
Outstanding as at December 31, 2025	36,457	US$	21.21
1.Options to acquire NYSE listed Class A shares.
2.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	NYSE
	Number of Options (000’s)[1,2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	59,618	US$	17.54
Granted	1,747		26.69
Exercised	(15,281)		13.72
Cancelled	(348)		27.31
Outstanding as at December 31, 2024	45,736	US$	19.09
1.Options to acquire NYSE listed Class A shares.
2.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The weighted-average fair value of options granted for the year ended December 31, 2025 was $11.89 (2024 – $8.34), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2025	2024
Weighted-average share price	US$	40.19	26.69
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	31.3	35.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	0.8	1.0
Risk-free rate	%	4.4	4.2
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
As at December 31, 2025, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$11.13 – US$13.42	1.0 years	5,600	—	5,600
US$14.70 – US$16.10	2.7 years	11,948	—	11,948
US$21.10 – US$24.24	4.9 years	9,160	1,605	10,765
US$26.69 – US$31.08	6.6 years	3,443	3,366	6,809
US$40.19	9.2 years	—	1,335	1,335
		30,151	6,306	36,457
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
As at December 31, 2024, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$9.74 – US$11.13	1.1 years	3,916	—	3,916
US$12.28 – US$14.70	2.5 years	15,213	—	15,213
US$16.10 – US$21.10	4.2 years	8,664	152	8,816
US$23.71 – US$31.08	6.6 years	9,191	8,600	17,791
		36,984	8,752	45,736
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2025 was $11.89 (2024 – $8.34), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2025	2024
Weighted-average share price	US$	40.19	26.69
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	31.3	35.0
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	0.80	1.0
Risk-free rate	%	4.4	4.2
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2025 and 2024 was as follows:

	Number of Units (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2025	84,616	$24.31
Granted	2,287	40.19
Exercised	(1,819)	25.11
Cancelled	(2,394)	26.69
Outstanding as at December 31, 2025	82,690	$24.67
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	Number of Units (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	62,006	$23.36
Granted	24,563	26.69
Exercised	(1,937)	23.80
Cancelled	(16)	28.12
Outstanding as at December 31, 2024	84,616	$24.31
1.
The change in the number of DSUs and RSUs during 2025 and 2024 were as follows:

DSUs
Number of Units (000’s)[1]
Outstanding as at January 1, 2025	29,201
Granted and reinvested	294
Exercised and cancelled	(3,296)
Outstanding as at December 31, 2025	26,199
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

	DSUs	RSUs
	Number of Units (000’s)[1]	Number of Units (000’s)[1]		Weighted- Average Exercise Price
Outstanding as at January 1, 2024	31,426	20,518	C$	4.07
Granted and reinvested	330	—		—
Exercised and cancelled	(2,555)	(20,518)		4.07
Outstanding as at December 31, 2024	29,201	—	C$	—
1. Adjusted to reflect the three-for-two stock split completed on October 9, 2025.
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2025	Dec. 31, 2024
Share price on date of measurement	C$	63.02	55.08
Share price on date of measurement	US$	45.89	38.30

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Net income attributable to shareholders	$1,307	$641
Preferred share dividends	(167)	(168)
Net income available to shareholders	1,140	473
Dilutive impact of exchangeable shares	12	12
Net income available to shareholders including dilutive impact of exchangeable shares	$1,152	$485

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025[1]	2024[1]
Weighted average – Class A and Class B shares	2,247.4	2,267.3
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	120.4	109.5
Class A and Class B shares and share equivalents	2,367.8	2,376.8
1.